Average Annual Total Returns - FidelityUSBondIndexFund-PRO - FidelityUSBondIndexFund-PRO - Fidelity U.S. Bond Index Fund	Oct. 30, 2024
Fidelity U.S. Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.55%
Past 5 years	1.06%
Past 10 years	1.78%
Fidelity U.S. Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.28%
Past 5 years	0.02%
Past 10 years	0.69%
Fidelity U.S. Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.26%
Past 5 years	0.41%
Past 10 years	0.91%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%